VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Dec. 31, 2021
VARIABLE INTEREST ENTITIES
Schedule of information regarding consolidated VIEs

Summary information regarding consolidated VIEs and their subsidiaries is as follows:

	June 30, 2021	December 31, 2021	December 31, 2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
ASSETS
Current Assets
Cash	¥4,293,380	¥30,851,918	$4,849,849
Notes receivable	6,305,633	14,808,067	2,327,793
Trade accounts receivable, net	24,762,732	41,748,478	6,562,763
Inventories, net	3,644,522	4,958,889	779,526
Other receivables, net	5,988,641	8,055,597	1,266,321
Loans to third parties	1,350,000	180,000	28,296
Purchase advances, net	1,078,137	537,305	84,463
Contract costs, net	48,795,906	31,364,473	4,930,422
Prepaid expenses	—	19,918	3,131
Prepaid expenses - related parties	433,000	—	—
Total current assets	96,651,951	132,524,645	20,832,564

Property and equipment, net	27,138,768	26,118,829	4,105,819
Land use right, net	1,253,408	1,239,789	194,892
Customer relationship	6,650,000	6,300,000	990,345
Long-term other receivables, net	114,679	324,515	51,013
Goodwill	6,996,895	6,996,895	1,099,895
Right of use assets	7,925,930	6,084,606	956,486
Total Assets	¥146,731,631	¥179,589,279	$28,231,014

LIABILITIES
Short-term bank loan	¥15,000,000	¥10,000,000	$1,571,977
Trade accounts payable	18,182,770	18,341,301	2,883,210
Other payables	2,096,830	1,837,299	288,819
Other payable- related parties	1,253,797	2,434,814	382,747
Advance from customers	7,686,276	1,195,862	187,987
Accrued payroll and employees’ welfare	1,565,898	1,278,360	200,955
Intercompany payables*	127,653,174	174,467,603	27,425,898
Taxes payable	1,249,052	2,338,264	367,570
Short-term borrowings	530,000	260,000	40,871
Short-term borrowings - related parties	12,676,042	9,149,292	1,438,247
Long-term borrowings - related party - current portion	920,066	958,916	150,739
Operating lease liabilities - current	2,226,832	2,928,987	460,430
Total current liabilities	191,040,737	225,190,698	35,399,450

Operating lease liabilities - non-current	4,792,101	3,278,574	515,384
Long-term borrowings - related party	6,486,551	6,009,625	944,699
Deferred tax liability	624,088	728,403	114,503
Total Liabilities	¥202,943,477	¥235,207,300	$36,974,036

*Intercompany payables are eliminated upon consolidation.